Financial Risk Management Objectives and Policies - Summary of Contractual Undiscounted Cash Flows of Financial Liabilities (Detail) - Finance Lease [Member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	¥ 92,840	¥ 54,972
Derivative financial instruments	142	24
Lease liabilities	111,012	120,210
Trade, bills and other payables	19,010	20,811
Total	223,004	196,017
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	58,989	26,422
Derivative financial instruments	3	14
Lease liabilities	17,443	19,870
Trade, bills and other payables	19,010	20,811
Total	95,445	67,117
1 to 2 years [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	6,946	8,796
Derivative financial instruments	7
Lease liabilities	16,009	15,276
Total	22,962	24,072
2 to 5 years [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	19,126	15,882
Derivative financial instruments	132	8
Lease liabilities	40,241	39,935
Total	59,499	55,825
Over 5 years [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	7,779	3,872
Derivative financial instruments		2
Lease liabilities	37,319	45,129
Total	¥ 45,098	¥ 49,003